BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets, Current	$ 1,499,434	$ 351,449		$ 1,499,434
Liabilities, Current	96,248	1,601,223		96,248
Cash flow from operating activities	(434,130)	(1,115,829)		20,400,000
Net Cash Provided by (Used in) Operating Activities	434,130	1,115,829		(20,400,000)
Airspan [Member]
Assets, Current	109,860,000	75,176,000		109,860,000	$ 68,521,000
Liabilities, Current	77,271,000	59,474,000		77,271,000	150,219,000
Cash flow from operating activities		(3,816,000)	$ (15,829,000)	(20,367,000)	(28,230,000)	$ (48,687,000)
Cash on hand	$ 32,400,000			32,400,000
Net Cash Provided by (Used in) Operating Activities		$ 3,816,000	$ 15,829,000	$ 20,367,000	$ 28,230,000	$ 48,687,000